UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

SPARROW FUNDS

(Exact name of registrant as specified in charter)

8500 Maryland Avenue, Suite 743  St.Louis   MO  63105

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Annual Report

August 31, 2022

Fund Advisor:

Sparrow Capital Management, Inc.

8500 Maryland Avenue, Suite 743

St. Louis, Missouri 63105

Toll Free: (888) 727-3301

SPARROW GROWTH FUND

MANAGERS COMMENTARY

AUGUST 31, 2022 (UNAUDITED)

We continue to watch as the Federal Reserve Bank fights the inflation battle. The United States has experienced periods of inflations in the past especially around years where countries are in major conflict with each other. We believe the Federal Reserve Bank has the tools and experience to win this battle and the United States economy and U.S investors will benefit.

For the fiscal year ended August 31, 2022, the Fund no load class returned -33%. Over the same period, the S&P 500 Index returned -11%.  The Fund allocated a large portion of its assets to faster growing businesses versus the overall market in general and was more sensitive to changes in inflation and rising interest rates.

Among the stocks that continued to provide positively to performance over the past year was UnitedHealth Group Incorporated which operates as a diversified health care company in the United States. It operates through four segments: UnitedHealthcare, Optum Health, Optum Insight, and Optum Rx. The UnitedHealthcare segment offers consumer-oriented health benefit plans and services for national employers, public sector employers, mid-sized employers, small businesses, and individuals; health care coverage and well-being services to individuals age 50 and older addressing their needs for preventive and acute health care services, as well as services dealing with chronic disease and other specialized issues for older individuals; Medicaid plans, children's health insurance and health care programs; health and dental benefits; and hospital and clinical services.

One of the Fund’s investments that ultimately detracted from performance was The Home Depot, Inc. which operates as a home improvement retailer. It operates The Home Depot stores that sell various building materials, home improvement products, lawn and garden products, and décor products, as well as facilities maintenance, repair, and operations products. The company also offers installation services for flooring, cabinets and cabinet makeovers, countertops, furnaces and central air systems, and windows. In addition, it provides tool and equipment rental services.

As always, we appreciate your business and remain focused on taking care of our shareholders. We here at Sparrow invest our money in the Fund which does not guarantee positive results but does keep our focus and attention on your investments.

Gerald R. Sparrow

President

One Metropolitan Square

8500 Maryland Ave, Suite 743

St Louis, MO, 63105

t (314) 725-6161  f (314) 621-5905

gsparrow@sparrowcapital.com

www.sparrowcapital.com

Annual Report |  1

SPARROW GROWTH FUND

CLASS A

PERFORMANCE ILLUSTRATION

AUGUST 31, 2022 (UNAUDITED)

  Comparison of a $10,000 Investment in the Sparrow Growth Fund,

Class A and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in Class A shares of the Fund and the  Index on August 31, 2012 and held through August 31, 2022. The Index is a widely recognized unmanaged index of common stock prices. The Fund’s returns reflect the deduction of the maximum initial sales load and other recurring fees. The Index’s returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS.  Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301 to request a prospectus. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is distributed by Foreside Financial Services, LLC.

Annual Report |  2

SPARROW GROWTH FUND

CLASS A

PERFORMANCE ILLUSTRATION

AUGUST 31, 2022 (UNAUDITED)

Average Annual Total Returns

(for periods ended August 31, 2022)

	One Year	Five Year	Ten Year	Dollar Value
Sparrow Growth Fund, Class A	-33.26%	13.87%	12.02%	$31,104
Sparrow Growth Fund, Class A*	-37.10%	12.53%	11.36%	$29,314
S&P 500 Index **	-11.25%	11.80%	13.05%	$34,156

Net Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2021 prospectus were 1.81%.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

* In compliance with The U.S. Securities and Exchange Commission (SEC) guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75% or if exempt, a 1.00% Contingent Deferred Sales Charge (CDSC) if redeemed within 18 months of purchase. No Load Class and Class C shares are sold with no initial sales charge, and are not subject to a CDSC fee.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Foreside Financial Services, LLC.

Annual Report |  3

SPARROW GROWTH FUND

CLASS C

PERFORMANCE ILLUSTRATION

AUGUST 31, 2022 (UNAUDITED)

 Comparison of a $10,000 Investment in the Sparrow Growth Fund,

Class C and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in Class C shares of the Fund and the Index on August 31, 2012 and held through August 31, 2022. The Index is a widely recognized unmanaged index of common stock prices. The Index’s returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301 to request a prospectus. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is distributed by Foreside Financial Services, LLC.

Annual Report |  4

SPARROW GROWTH FUND

CLASS C

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2022 (UNAUDITED)

Average Annual Total Returns

(for periods ended August 31, 2022)

	One Year	Five Year	Ten Year	Dollar Value
Sparrow Growth Fund, Class C	-33.58%	13.27%	11.45%	$29,568
S&P 500 Index **	-11.25%	11.80%	13.05%	$34,156

Net Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2021 prospectus were 2.31%.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

* In compliance with The U.S. Securities and Exchange Commission (SEC) guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75% or if exempt, a 1.00% Contingent Deferred Sales Charge (CDSC) if redeemed within 18 months of purchase. No Load Class and Class C shares are sold with no initial sales charge, and are not subject to a CDSC fee.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Foreside Financial Services, LLC.

Annual Report |  5

SPARROW GROWTH FUND

NO LOAD CLASS

PERFORMANCE ILLUSTRATION

AUGUST 31, 2022 (UNAUDITED)

 Comparison of a $10,000 Investment in the Sparrow Growth Fund,

No Load Class and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in No Load Class shares of the Fund (previously Class C) and the Index on August 31, 2012 and held through August 31, 2022. The Index is a widely recognized unmanaged index of common stock prices. The Index’s returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301 to request a prospectus. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is distributed by Foreside Financial Services, LLC.

Annual Report |  6

SPARROW GROWTH FUND

NO LOAD CLASS

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2022 (UNAUDITED)

 Average Annual Total Returns

(for periods ended August 31, 2022)

	One Year	Five Year	Ten Year	Dollar Value
Sparrow Growth Fund, No Load Class	-32.91%	14.30%	12.36%	$32,082
S&P 500 Index **	-11.25%	11.80%	13.05%	$34,156

Net Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2021 prospectus were 1.30%.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

* In compliance with The U.S. Securities and Exchange Commission (SEC) guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75% or if exempt, a 1.00% Contingent Deferred Sales Charge (CDSC) if redeemed within 18 months of purchase. No Load Class and Class C shares are sold with no initial sales charge, and are not subject to a CDSC fee.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Foreside Financial Services, LLC.

Annual Report |  7

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

AUGUST 31, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the value of investments.

Healthcare 26.60%
Industrials 2.65%
Money Market Fund 0.12%
Technology 10.78%
Utilities 0.56%
Basic Materials 0.37%
Communication Services 5.35%
Consumer Cyclical 12.31%
Consumer Defensive 19.93%
Energy 5.43%
Financial Services 15.90%

Sectors are categorized using Morningstar® classifications.  Portfolio composition is subject to change.

Annual Report |  8

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2022

Shares		Value

COMMON STOCKS - 99.81%

Accident & Health Insurance - 0.07%
315	Principal Financial Group, Inc.	$ 23,549

Air Courier Services - 0.11%
185	FedEx Corp.	39,000

Aircraft Engines & Engine Parts - 0.17%
325	Honeywell International, Inc.	61,539

Beverages - 6.16%
16,410	Coca-Cola Co.	1,012,661
95	Constellation Brands, Inc.	23,375
725	Keurig Dr Pepper, Inc.	27,637
6,670	PepsiCo, Inc.	1,149,041
		2,212,714
Biological Products (No Diagnostic Substances) - 0.64%
620	Amgen, Inc.	148,986
890	Gilead Sciences, Inc.	56,488
180	Moderna, Inc. *	23,809
		229,283
Bottled & Canned Soft Drinks & Carbonated Waters - 0.77%
3,120	Monster Beverage Corp. *	277,150

Cable & Other Pay Television Services - 0.61%
215	Charter Communications, Inc. *	88,715
3,655	Comcast Corp.	132,274
		220,989
Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 0.03%
330	Kraft Heinz Co.	12,342

Computer & Office Equipment - 0.28%
775	International Business Machines Corp.	99,549

Computer Peripheral Equipment - 0.07%
515	Fortinet, Inc. *	25,075

Construction Machinery & Equipment - 0.11%
220	Caterpillar, Inc.	40,636

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.09%
265	Kimberly-Clark Corp.	33,793

Crude Petroleum & Natural Gas - 0.22%
265	EOG Resources, Inc.	32,145
650	Occidental Petroleum Corp.	46,150
		78,295

The accompanying notes are an integral part of these financial statements.

Annual Report |  9

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2022

Shares		Value

Electric & Other Electrical Equipment (No Computer Equipment) - 0.10%
430	Emerson Electric Co.	$ 35,148

Electric & Other Services Combined - 0.09%
185	Duke Energy Corp.	19,778
315	Exelon Corp.	13,832
		33,610
Electric Services - 0.43%
120	American Electric Power Co., Inc.	12,024
200	Dominion Energy, Inc.	16,360
1,245	NextEra Energy, Inc.	105,900
255	Southern Co.	19,653
		153,937
Electronic Computers - 2.28%
5,210	Apple, Inc.	819,116

Electronic Connectors - 0.12%
590	Amphenol Corp. Class A	43,383

Farm Machinery & Equipment - 0.13%
130	Deere & Co.	47,483

Fats & Oils - 0.10%
405	Archer Daniels Midland Co.	35,595

Finance Services - 3.29%
7,780	American Express Co.	1,182,560

Fire, Marine & Casualty Insurance - 2.81%
275	Allstate Corp.	33,138
890	American International Group, Inc.	46,058
2,930	Berkshire Hathaway, Inc. Class B *	822,744
565	Progressive Corp.	69,297
235	Travelers Companies, Inc.	37,985
		1,009,222
Food and Kindred Products - 0.20%
1,190	Mondelez International, Inc.	73,613

Gas & Other Services Combined - 0.03%
75	Sempra Energy	12,373

General Industrial Machinery & Equipment - 0.13%
235	Illinois Tool Works, Inc.	45,785

Grain Mill Products - 0.09%
400	General Mill, Inc.	30,720

The accompanying notes are an integral part of these financial statements.

Annual Report |  10

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2022

Shares		Value

Hospital & Medical Service Plans - 12.66%
415	Centene Corp. *	$ 37,242
3,150	Cigna Corp.	892,868
125	Elevance Health, Inc.	60,639
95	Humana, Inc.	45,769
6,765	United Health Group, Inc.	3,513,267
		4,549,785
Hotels & Motels - 0.22%
430	Hilton Worldwide Holdings, Inc.	54,765
160	Marriott International, Inc.	24,598
		79,363
Industrial Inorganic Chemicals - 0.07%
105	Air Products and Chemicals, Inc.	26,507

Industrial Instruments for Measurement, Display, and Control - 0.56%
640	Danaher Corp.	172,742
70	Roper Technologies, Inc.	28,181
		200,923
Insurance Agents, Brokers & Service - 0.13%
295	Marsh & McLennan Companies, Inc.	47,604

Life Insurance - 0.14%
785	MetLife, Inc.	50,499

Measuring & Controlling Devices - 0.55%
360	Thermo Fisher Scientific, Inc.	196,315

Metal Mining - 0.08%
965	Freeport-McMoRan, Inc.	28,564

Motor Vehicles & Passenger Car Bodies - 0.03%
45	Tesla, Inc. *	12,402

Motors & Generators - 0.02%
35	Generac Holdings, Inc. *	7,714

National Commercial Banks - 1.33%
2,670	Bank of America Corp.	89,739
2,285	Citigroup, Inc.	111,531
415	PNC Financial Services Group, Inc.	65,570
1,000	Truist Financial Corp.	46,840
1,425	US Bancorp	64,994
2,255	Wells Fargo & Co.	98,566
		477,240
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.13%
230	Intuitive Surgical, Inc. *	47,320

The accompanying notes are an integral part of these financial statements.

Annual Report |  11

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2022

Shares		Value

Natural Gas Transmission - 0.15%
1,450	Kinder Morgan, Inc.	$ 26,564
775	Williams Companies, Inc.	26,373
		52,937
Optical Instruments & Lenses - 0.06%
65	KLA Corp.	22,368

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.12%
465	Edwards Lifesciences Corp. *	41,897

Perfumes, Cosmetics & Other Toilet Preparations - 0.37%
620	Colgate Palmolive, Co.	48,490
325	Estee Lauder Companies, Inc.	82,674
		131,164
Petroleum Refining - 5.06%
7,740	Chevron Corp.	1,223,384
1,495	ConocoPhillips	163,628
3,650	Exxon Mobil Corp.	348,904
495	Marathon Petroleum Corp.	49,871
365	Phillips 66	32,653
		1,818,440
Pharmaceutical Preparations - 11.11%
1,660	Abbott Laboratories	170,399
740	AbbVie, Inc.	99,500
14,575	Bristol-Myers Squibb Co.	982,501
830	Eli Lilly & Co.	250,021
3,275	Johnson & Johnson	528,388
2,235	Merck & Co., Inc.	190,780
3,115	Pfizer, Inc.	140,891
50	Regeneron Pharmaceuticals, Inc. *	29,053
5,450	Vertex Pharmaceuticals, Inc. *	1,535,592
430	Zoetis, Inc.	67,308
		3,994,433
Radio & TV Broadcasting & Communications Equipment - 0.35%
945	Qualcomm, Inc.	124,995

Radiotelephone Communications - 0.15%
370	T-Mobile US, Inc. *	53,265

Railroads, Line-Haul Operating - 0.61%
1,545	CSX Corp.	48,899
175	Norfolk Southern Corp.	42,548
575	Union Pacific Corp.	129,093
		220,540
Refuse Systems - 0.27%
315	Republic Services, Inc.	44,957
300	Waste Management, Inc.	50,709
		95,666

The accompanying notes are an integral part of these financial statements.

Annual Report |  12

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2022

Shares		Value

Retail - Eating Places - 4.41%
6,290	McDonalds Corp.	$ 1,586,841

Retail - Auto & Home Supply Stores - 0.13%
65	O'Reilly Automotive, Inc. *	45,313

Retail - Auto Dealers & Gasoline Stations - 1.31%
3,450	AutoNation, Inc. *	429,870
20	AutoZone, Inc. *	42,384
		472,254
Retail - Building Materials, Hardware, Garden Supply - 0.12%
180	Sherwin Williams Co.	41,778

Retail - Catalog & Mail-Order Houses - 2.18%
6,185	Amazon.com, Inc. *	784,072

Retail - Drug Stores and Proprietary Stores - 0.25%
930	CVS Health Corp.	91,280

Retail - Eating & Drinking Places - 0.25%
1,080	Starbucks Corp.	90,796

Retail - Family Clothing Stores - 0.15%
880	TJX Companies, Inc.	54,868

Retail - Lumber & Other Building Materials - 0.37%
460	Home Depot, Inc.	132,673

Retail - Variety Stores - 7.93%
4,875	Dollar General Corp.	1,157,422
265	Costco Wholesale Corp.	138,357
11,730	Walmart, Inc.	1,554,812
		2,850,591
Rubber & Plastics Footwear - 3.05%
10,305	Nike, Inc. Class B	1,096,967

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.23%
125	L3Harris Technologies, Inc.	28,524
110	Northrop Grumman Corp.	52,579
		81,103
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.25%
175	CME Group, Inc.	34,232
545	Intercontinental Exchange, Inc.	54,963
		89,195
Security Brokers, Dealers & Flotation Companies - 0.75%
145	BlackRock, Inc.	96,627
100	Goldman Sachs Group, Inc.	33,267
1,645	Morgan Stanley	140,187
		270,081

The accompanying notes are an integral part of these financial statements.

Annual Report |  13

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2022

Shares		Value

Semiconductors & Related Devices - 1.15%
345	Advanced Micro Devices, Inc.*	$ 29,280
305	Analog Devices, Inc.	46,217
450	Applied Materials, Inc.	42,332
800	Microchip Technology, Inc.	52,200
1,095	Micron Technology, Inc.	61,900
625	NVIDIA Corp.	94,338
535	Texas Instruments, Inc.	88,387
		414,654
Services - Business Services - 3.49%
2,260	Mastercard, Inc.	733,076
325	Fiserv, Inc. *	32,887
860	PayPal Holdings, Inc. *	80,358
2,060	Visa, Inc. Class A	409,343
		1,255,664
Services - Commercial Physical & Biological Research - 0.11%
190	IQVIA Holdings, Inc. *	40,405

Services - Computer Processing & Data Preparation - 0.27%
400	Automatic Data Processing, Inc.	97,764

Services - Computer Programming, Data Processing, Etc. - 3.06%
7,275	Alphabet, Inc. Class A *	787,301
1,910	Meta Platforms, Inc. Class A *	311,196
		1,098,497
Services - Consumer Credit Reporting, Collection Agencies - 3.73%
1,075	Moody's Corp.	305,859
2,935	S&P Global, Inc.	1,033,648
		1,339,507
Services - Engineering, Accounting, Research, Management - 0.04%
115	Paychex, Inc.	14,184

Services - General Medical & Surgical Hospitals - 0.08%
145	HCA Healthcare, Inc.	28,691

Services - Miscellaneous Amusement & Recreation - 0.18%
570	Walt Disney Co. *	63,886

Services - Prepackaged Software - 6.37%
305	Adobe, Inc. *	113,899
180	Cadence Design Systems, Inc. *	31,279
425	Electronic Arts, Inc.	53,920
260	Intuit, Inc.	112,263
2,560	Microsoft Corp.	669,363
2,390	Oracle Corp.	177,218
1,665	Paycom Software, Inc. *	584,748
630	Salesforce.com, Inc. *	98,356

The accompanying notes are an integral part of these financial statements.

Annual Report |  14

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2022

Shares		Value

Services - Prepackaged Software – (Continued)
970	ServiceNow, Inc. *	$ 421,581
75	Synopsys, Inc. *	25,951
		2,288,578
Services - Video Tape Rental - 1.20%
1,930	Netflix, Inc. *	431,471

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.06%
210	Ecolab, Inc.	34,404
2,520	Procter & Gamble Co.	347,609
		382,013
Special Industry Machinery - 0.16%
130	Lam Research Corp.	56,928

Sugar & Confectionery Products - 3.13%
5,010	Hershey Co.	1,125,597

Surgical & Medical Instruments & Apparatus - 0.31%
140	Becton, Dickinson & Co.	35,339
700	Boston Scientific Corp. *	28,217
230	Stryker Corp.	47,196
		110,752
Transportation Services - 0.18%
35	Booking Holdings, Inc. *	65,653

Trucking & Courier Services (No Air) - 0.31%
570	United Parcel Service, Inc.	110,871

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.14%
140	McKesson Corp.	51,380

Wholesale - Durable Goods - 0.08%
50	W.W. Grainger, Inc.	27,747

Wholesale - Groceries & Related Products - 0.08%
335	Sysco Corp.	27,544

TOTAL FOR COMMON STOCKS (Cost $33,634,375) - 99.81%		35,875,998

MONEY MARKET FUND - 0.12%
44,916	Fidelity Investments Money Market Government Portfolio – Class I - 2.03% **	44,916
TOTAL FOR MONEY MARKET FUND (Cost $44,916) - 0.12%		44,916

TOTAL INVESTMENTS (Cost $33,679,291) - 99.93%		35,920,914

OTHER ASSETS LESS LIABILITIES - 0.07%		24,088

NET ASSETS - 100.00%		$ 35,945,002

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the seven day yield on August 31, 2022.

The accompanying notes are an integral part of these financial statements.

Annual Report |  15

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2022

Assets:
Investments in Securities, at Fair Value (Cost $33,679,291)	$ 35,920,914
Receivables:
Dividends	59,178
Shareholder Purchases	6,936
Prepaid Expenses	17,523
Total Assets	36,004,551
Liabilities:
Payables:
Advisory Fees	24,151
Administrative Fees	500
Compliance Fees	500
Shareholder Redemptions	35
Trustee Fees	167
Distribution Fees	5,802
Other Accrued Expenses	28,394
Total Liabilities	59,549
Net Assets	$ 35,945,002

Net Assets Consist of:
Paid In Capital	$ 28,088,423
Distributable Earnings	7,856,579
Net Assets	$ 35,945,002

Class A:
Net Assets	$ 13,311,642
Shares outstanding (unlimited number of shares authorized with no par value)	384,786
Net Asset Value	$ 34.59
Offering Price Per Share ($34.59/ 94.25%) (Note 2)	$ 36.70
Short-term Redemption Price Per Share ($34.59 x 0.99) *	$ 34.24

Class C:
Net Assets	$ 2,624,868
Shares outstanding (unlimited number of shares authorized with no par value)	82,574
Net Asset Value, Redemption Price and Offering Price Per Share	$ 31.79

No Load Class:
Net Assets	$ 20,008,492
Shares outstanding (unlimited number of shares authorized with no par value)	589,222
Net Asset Value, Redemption Price and Offering Price Per Share	$ 33.96

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A  shares redeemed within 18 months of purchase if the shares were purchased without  an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

Annual Report |  16

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2022

Investment Income:
Dividends (Net of foreign taxes withheld $0)	$ 468,698
Total Investment Income	468,698

Expenses:
Advisory Fees (Note 4)	558,146
Distribution and/or Service (12b-1) Fees (Class A - $86,291;
Class C - $41,471) (Note 4)	127,762
Transfer Agent Fees	12,601
Legal Fees	28,004
Accounting Fees	42,251
Administrative Fees	6,000
Audit Fees	19,750
Compliance Fees	6,500
Insurance Fees	889
Custody Fees	30,204
Miscellaneous Fees	11,485
Registration Fees	47,499
Trustee Fees	4,000
Printing and Mailing Fees	6,827
Total Expenses	901,918

Net Investment Loss	(433,220)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	10,795,516
Net Change in Unrealized Depreciation on Investments	(34,141,137)
Net Realized and Unrealized Loss on Investments	(23,345,621)

Net Decrease in Net Assets Resulting from Operations	$ (23,778,841)

The accompanying notes are an integral part of these financial statements.

Annual Report |  17

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	8/31/2022	8/31/2021
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (433,220)	$ (1,046,052)
Net Realized Gain (Loss) on Investments	10,795,516	(1,211,080)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(34,141,137)	13,562,458
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,778,841)	11,305,326

Distributions to Shareholders from:
Class A	-	(160,782)
Class C	-	(49,761)
No Load Class	-	(272,822)
Net Change in Net Assets from Distributions	-	(483,365)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	1,079,536	8,197,193
Class C	110,558	1,303,986
No Load Class	3,823,288	34,891,107
Reinvestment of Shares
Class A	-	154,256
Class C	-	40,056
No Load Class	-	266,378
Cost of Shares Redeemed
Class A	(3,209,817)	(6,407,654)
Class C	(1,836,254)	(1,794,133)
No Load Class	(17,854,981)	(14,128,650)
Net Increase (Decrease) from Shareholder Activity	(17,887,670)	22,522,539

Net Assets:
Net Increase (Decrease) in Net Assets	(41,666,511)	33,344,500
Beginning of Year	77,611,513	44,267,013
End of Year	$ 35,945,002	$ 77,611,513

Share Transactions:
Shares Sold
Class A	24,346	157,159
Class C	2,811	26,740
No Load Class	85,572	691,557
Reinvestment of Shares
Class A	-	2,919
Class C	-	818
No Load Class	-	5,178
Shares Redeemed
Class A	(76,982)	(125,758)
Class C	(48,151)	(38,076)
No Load Class	(460,744)	(289,869)
Net Increase (Decrease) in Shares	(473,148)	430,668

The accompanying notes are an integral part of these financial statements.

Annual Report |  18

SPARROW GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year.

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.   Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of these financial statements.

Annual Report |  19

SPARROW GROWTH FUND

CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year.

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of these financial statements.

Annual Report |  20

SPARROW GROWTH FUND

NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year.

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of these financial statements.

Annual Report |  21

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2022

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund is diversified. The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund complies with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and distributes substantially all of its net investment income and net realized gains as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the year ended August 31, 2022, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021), or expected to be taken in the Fund’s 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred.  As of and during the year ended August 31, 2022, the Fund did not incur any interest or penalties.

Annual Report |  22

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2022

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund. The permanent reclassifications were mainly due to net operating losses and the utilization of earnings and profits distributed to shareholders on redemption of shares.

Due to permanent book to tax differences, the following reclassifications were made:

Distributable Earnings	Paid In Capital
$(2,054,927)	$2,054,927

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Purchasers of Class A shares may be entitled to sales charge reductions as described in the “Sales Charge Reduction and Waivers” section of the Prospectus.  With respect to Class C and No Load Class shares, there is no initial sales charge or CDSC.  Shareholders were charged $7,823 in sales charges for Class A shares during the year ended August 31, 2022.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses – Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

Annual Report |  23

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2022

Indemnifications - In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active market, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not

Annual Report |  24

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2022

considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Money market mutual funds (if any) are generally priced at the ending NAV provided by the service agent of the fund.  These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2022:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 35,875,998	$ -	$ -	$ 35,875,998
Money Market Fund	44,916	-	-	44,916
Total	$ 35,920,914	$ -	$ -	$ 35,920,914

The Fund did not hold any Level 2 or Level 3 assets during the year ended August 31, 2022. For more detail on the investments in common stocks please refer to the Schedule of Investments. The Fund did not hold any derivative instruments at any time during the year ended August 31, 2022.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund, the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the year ended August 31, 2022, the Advisor earned fees of $558,146 from the Fund. As of August 31, 2022, the Fund owed $24,151 to the Advisor. The President of the Advisor is also a Trustee of the Trust.

Foreside Financial Services, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution and Shareholder Servicing Plans (the “Plans”), with respect to Class A shares and Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Effective December 31, 2019, the Fund eliminated its Plan for No Load Class Shares.

Under the Class A Plan, the Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of the Fund invested in Class A shares to help defray the cost of distributing Class A shares. This amount will be paid to the Distributor, and will be used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell Class A shares and provide distribution-related services to the Class A shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund also pays directly to the Advisor a service fee equal to 0.25% of the average daily net assets of the Fund invested in Class A shares. This amount will be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s Class A shareholders. During the year ended August 31, 2022, there were no amounts retained by the Advisor.

Annual Report |  25

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2022

Under the Class C Plan, the Fund pays an annual fee of 1.00% (0.25% for shareholder servicing and 0.75% for distribution) of the average daily net assets of the Fund invested in Class C shares. The Advisor will use these fees to compensate entities that perform certain administrative or other servicing functions for the Fund’s Class C shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc. During the year ended August 31, 2022, there were no amounts retained by the Advisor.

The Plans, other than Distributor Fees in Class A, are compensation plans, which means that the full 12b-1 fee payable under the respective Plan is paid to the Advisor and Distributor irrespective of actual 12b-1 fees incurred. For the year ended August 31, 2022, Class A incurred 12b-1 expenses of $86,291, and Class C incurred 12b-1 expenses of $41,471.  At August 31, 2022, the Fund owed $5,802 in 12b-1 expenses.

The Trust, on behalf of the Fund, entered into Administration and Compliance Agreements with Empirical Administration, LLC (“Empirical”) on July 29, 2021, which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of Mutual Shareholder Services, which provides transfer agency and fund accounting services to the Fund.  Mr. Pokersnik serves as the Chief Compliance Officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $1,000 from the Fund.  For the year ended August 31, 2022, Empirical earned $12,500 for these services. As of August 31, 2022, the Fund owed Empirical $1,000.

NOTE 5. INVESTMENT TRANSACTIONS

For the year ended August 31, 2022, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 107,488,412

Sales

Investment Securities                          $ 126,141,413

NOTE 6. TAX MATTERS

As of August 31, 2022, the aggregate cost of securities for federal income tax purposes was $33,736,043.

As of August 31, 2022, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                             $    3,294,623

Gross (Depreciation)                               (1,109,752)

Net Appreciation on Investments *    $    2,184,871

Annual Report |  26

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2022

The tax character of distributions paid during the years ended August 31, 2022 and 2021, was as follows:

	August 31, 2022	August 31, 2021
Distributions paid from:
Ordinary Income	$ 0	$ 0
Capital Gains	$ 0	$483,365
Total	$ 0	$483,365

For the year ended August 31, 2021, each share class paid a long-term gain distribution of $0.344856 per share, on December 18, 2020. For the year ended August 31, 2022, there were no distributions paid.

As of August 31, 2022, the components of distributable earnings on a tax basis were as follows:

Late-year ordinary loss	$ (113,936)
Accumulated undistributed capital gain	5,785,644
Unrealized appreciation	2,184,871
$ 7,856,579

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund elected to defer for the year ended August 31, 2022, Late Year ordinary losses in the amount of $113,936. These losses are deemed to arise on the first day of the following fiscal year for tax purposes.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

NOTE 8.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

Annual Report |  27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Sparrow Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sparrow Growth Fund (the “Fund”) as of August 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2004.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

October 27, 2022

Annual Report |  28

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

AUGUST 31, 2022 (UNAUDITED)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2022 through August 31, 2022.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

Annual Report |  29

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

AUGUST 31, 2022 (UNAUDITED)

Sparrow Growth Fund Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2022	August 31, 2022	March 1, 2022 to August 31, 2022

Actual	$1,000.00	$884.65	$9.45
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.17	$10.11

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sparrow Growth Fund Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2022	August 31, 2022	March 1, 2022 to August 31, 2022

Actual	$1,000.00	$882.81	$11.82
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.65	$12.63

* Expenses are equal to the Fund's annualized expense ratio of 2.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sparrow Growth Fund No Load

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2022	August 31, 2022	March 1, 2022 to August 31, 2022

Actual	$1,000.00	$887.15	$7.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.74	$7.53

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report |  30

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

AUGUST 31, 2022 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-888-727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC on Form N-PORT.  The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-PORT are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Fund at 1-888-727-3301.

Liquidity Risk Management Program - The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended August 31, 2022, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Advisory Agreement Renewal:  In connection with a regular meeting of the Board of Trustees (the “Board”) of Sparrow Funds (the “Trust”) held on July 28, 2022, the Board considered the renewal of the investment advisory agreement (the “Agreement”) between the Trust and Sparrow Capital Management, Inc. (the “Adviser”).

As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser’s investment strategies and execution of those strategies.  The Board examined the Adviser’s 15(c) responses (the “Report”) which included information regarding the Adviser’s personnel and compliance program, as well as comparisons regarding the Fund’s fees and performance to various peers and benchmarks. A representative of the Adviser discussed the investment advisory services the Adviser provided to the Fund.  The Board reviewed the background and experience of the Adviser’s personnel servicing the Fund.  The Board observed that a new broker dealer compliance officer was now servicing the Fund, and that she had over 35 years of relevant experience including having worked in the New York regional office of the SEC.  The Board noted that the Adviser complied with the Trust’s Code of Ethics and that there had been no reported litigation involving the Fund since the Agreement’s last renewal.  Based on the information in the Report and its discussions with the Adviser’s

Annual Report |  31

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

AUGUST 31, 2022 (UNAUDITED)

representative, the Board concluded the Adviser continued to provide high quality services to the Fund consistent with the Board’s expectations.

The Board reviewed information in the Report regarding the Fund’s returns for various periods ended July 6, 2022.  The Board observed that the Fund had outperformed the Morningstar Mid-Cap Growth category over the 5-year and 10-year periods.  The Board noted that the Fund slightly trailed the Morningstar category over the 1-year period, but was generally in-line with the Morningstar category.  The Board agreed that the Fund’s performance suggested that the Adviser had the ability to generate reasonable returns to the benefit of shareholders. After additional discussion, the Board concluded that the Fund’s performance under the Adviser was satisfactory.

The Board reviewed information comparing the management fee and expense ratio of the Fund to the fees and expenses paid by funds in the Morningstar Mid-Cap Growth category.  The Board noted that the Fund’s management fee of 1.00% was above the 0.75% average for the Morningstar category but well below the high of the Morningstar category.  The Board further noted that the Fund’s net expense ratio was higher than the average for the Morningstar category but also well below the high of the Morningstar category.  The Adviser’s representative explained that because the Fund was smaller than most of its peers in the Morningstar Mid Cap Growth category, its expense ratio was expected to be higher than the average, and that, among other funds the same size as the Fund, the Fund’s management fee and expense ratio were quite reasonable.  He stated that the Adviser offered the Fund exceptional value for the services rendered.  The Board determined that the Fund’s expense ratio and management fee were not excessive in consideration of the size and performance of the Fund.

The Board reviewed financial statements and tax-related information the Adviser provided to the Board.  The Board considered whether the Adviser had realized a profit in connection with its relationship with the Fund and noted the Adviser reported a net loss during the 12 months ended June 30, 2022.  The Board therefore concluded that excessive profitability was not an issue at this time.  As to the realization of economies of scale, the Board agreed that economies of scale may be realized as the Fund’s assets continued to grow, but based on the size of the Fund, no economies of scale had been achieved as of yet.

After consideration, the Board determined that the terms of the Agreement constituted a reasonable business arrangement and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

Annual Report |  32

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

AUGUST 31, 2022 (UNAUDITED)

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerald R. Sparrow* Age: 63	Trustee, President, Secretary, Treasurer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc. (since 2004); General partner of Sparrow Fund L.P., an advisory company (since 2004).	1	None
Brandon M. Pokersnik ** Age: 44	Chief Compliance Officer	Indefinite Term; Since 2021.	Accountant, Mutual Shareholder Services, LLC (since 2008); Attorney Mutual Shareholder Services, LLC (since June 2016); Owner/President, Empirical Administration, LLC (since September 2012).	NA	NA

*   Mr. Sparrow is an “interested” person because he is the President of the Advisor. His address is 8500 Maryland Avenue, Suite 743, St. Louis, MO 63105.

** Address of Mr. Pokersnik is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address* and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald E. Hake Age: 59	Independent Trustee	Indefinite Term; since 2020.	Vice-President and Assistant Controller, Aegion Corporation, an infrastructure solutions company (from 2018 through present); Controller, Krey Distributing Co. (from 2016 through 2018); Corporate Controller and Treasurer, Huttig Building Products (from 2005 through 2017).	1	None
Donald D. Woodruff Age: 66	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc., a hearing aid retail company (from 1992 through present).	1	None

* Address of each Trustee is 8500 Maryland Avenue, Suite 743, St. Louis, MO 63105.

Annual Report |  33

This Page Was Left Blank Intentionally

Annual Report |  34

TRUSTEES

Gerald R. Sparrow

Donald E. Hake

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Secretary and Treasurer

Brandon M. Pokersnik, Chief Compliance Officer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

8500 Maryland Avenue, Suite 743

St. Louis, MO 63105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Donald Hake is an audit committee financial expert.  Mr. Hake is independent for purposes of this Item 3.  He has gained his qualifications as a financial expert through his extensive experience as a controller and his skills in preparing, auditing and evaluating financial statements.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2022

$ 14,000

FY 2021

$ 13,000

(b)

Audit-Related Fees

Registrant

FY 2022

$ 750

FY 2021

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2022

$ 3,000

FY 2021

$ 3,000

Nature of the fees:

Review of the 1120-RICS  and Excise Returns.

(d)

All Other Fees

Registrant

FY 2022

$ 0

FY 2021

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2022

$ 3,000

FY 2021

$ 3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)

Not applicable.

(j)

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARROW FUNDS

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date February 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date February 2, 2023

* Print the name and title of each signing officer under his or her signature.